OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

9. OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Prepayment for an investment	—	7,000,000
Deposits	1,934,441	2,376,350
Prepayment for property, plant and equipment	432,623	1,914,411
Others	—	1,392,329

Other non-current assets	2,367,064	12,683,090